Vessels held for sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels held for sale,Beginning balance	$ 32,792	$ 45,272	$ 13,606
Additions			75,088
Disposals			(20,503)
Drydocking costs			564
Vessel impairment charge	(3,477)	(12,480)	(23,483)
Reclassified to vessels, net	27,455	12,480	69,998
Reclassified to vessel held for sale	3,465
Vessels held for sale, Ending balance	$ 3,465	$ 32,792	$ 45,272